Income taxes - Schedule of aggregate amount and per share effect of the tax holiday (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥) ¥ / shares
Income taxes
The aggregate dollar effect | ¥	¥ 3,205,943
Per share effect-basic	¥ 0.1
Per share effect-diluted	¥ 0.1